EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Staff cost- salaries, wages and other benefits	$ 50,132	$ 37,730	$ 33,041
Share-based payments	90,648	88,355
Amortization- intangible assets	97	146	111
Electricity cost in operating mining machines	139,469	58,447	72,078
Cost of mining machines sold	1,002	5,978	17,537
Consulting service fee	6,797	8,787	1,039
Tax and surcharge	3,355	2,202	3,085
Advertising expenses	737	880	2,189
Office expenses	3,124	2,219	543
Research and development technical service fees	1,313	1,964	681
Expense of low-value consumables	4,025	1,662	971
Expenses of variable payment lease	639	610
Expenses of short-term leases	527	351	372
Impairment loss of mining machines		106
Logistic expenses	3,060	1,391	339
Travel expenses	3,202	1,393	52
Insurance fee	3,446	983	459
Others	12,756	4,826	766
Total cost of revenue, selling, general and administrative and research and development expenses	390,656	280,939	245,189
Mining Machine [Member]
Expenses by nature [abstract]
Depreciation	29,281	43,857	98,136
Property, plant and equipment.
Expenses by nature [abstract]
Depreciation	30,438	14,416	9,807
Right-of-use assets.
Expenses by nature [abstract]
Depreciation	5,371	$ 4,636	$ 3,983
Investment property
Expenses by nature [abstract]
Depreciation	$ 1,237